Schedule of related party with their relationships and transactions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 SGD ($)
Related Party Transaction [Line Items]
Interest expense on note from a shareholder			$ 37	$ 171
Advances to a joint venture	$ 1,298	1,669
Share-based payment to CEO	7,919	10,184
Total	9,217	$ 11,853	37	$ 171
Advances to a joint venture	1,298				$ 1,669
Advances to a joint venture	$ 1,298				$ 1,669
DLG Ventures Pte Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder	Shareholder	Shareholder
Zou Junming Terence [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Director, CEO	Director, CEO	Director, CEO
Atoll Discovery Pte Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Joint venture	Joint venture	Joint venture